Loan Operations and Lease Operations Portfolio - Summary of Composition of the Allowance for Loan and Lease Losses by Customer Sector (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	R$ 27,895	R$ 26,972	R$ 26,844	R$ 22,392
Individuals [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	12,992	14,259	R$ 14,717	R$ 13,385
Customer [member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	27,895	26,972
Customer [member] | Individuals [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	14,969	15,586
Customer [member] | Public sector [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	4	5
Customer [member] | Industry and commerce [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	4,634	5,253
Customer [member] | Services [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	6,835	5,237
Customer [member] | Natural resources [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	824	872
Customer [member] | Other sectors [Member]
Disclosure of loans and lease operations [Line Items]
Allowance for loan and lease losses	R$ 629	R$ 19